Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ 55,644,135	$ (1,139,072)	$ (306,153)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	270,144	133,030	97,857
Deferred tax expense (benefit)	1,172	970	(79,870)
Stock-based compensation expense	1,656,674	67,070
Loan forgiveness income		(46,500)
Impairment expense	21,722,213
Commitment fee expense	23,301,206
Advisory expenses in exchange for warrant	2,001,677
Changes in assets and liabilities (net of acquisitions):
Accounts receivable	42,950	557,980	27,471
Contract asset	127,424	(79,821)	(51,152)
Prepaid expenses and other current assets	130,509	(4,375)
Other long-term assets	(23,000)
Accrued expenses and Other current liabilities	664,430	151,778	36,042
Contract liabilities	(115,450)	(410,164)	350,627
Other long-term liabilities	54,000
Net cash (used for) from operating activities	(6,071,204)	(769,104)	74,822
Investing activities
Capital expenditures for equipment	(58,807)	(6,070)	(19,290)
Capital expenditures for internally developed software	(201,436)	(292,229)	(173,710)
Investment in Quintar	(200,000)
Cash and restricted cash acquired in MTS Merger	1,932,000
Acquisition of FourCubed, net of cash acquired	(5,883,477)
Net cash used for investing activities	(4,411,720)	(298,299)	(193,000)
Financing activities
Collection of stock subscription	5,266	130,532
Net advances to and proceeds from Affiliate	(190,155)	408,672	(124,563)
Proceeds from issuance of Series B preferred stock	6,000,000
Proceeds from issuance of ordinary shares, prefunded warrants and regular warrants, net of issuance costs	9,838,711
Proceeds from the exercise of stock options	24,263
Distributions to Affiliate		(653,570)	(589,333)
Series A preferred stock and commitment fee issuance, net of issuance costs		1,919,219
Proceeds from PPP loan		46,500
Proceeds for prepaid stock issuance		750,000
Repayment for prepaid stock issuance		(750,000)
Ordinary share issuance			2,562,264
Convertible notes issuance			1,882,500
Principal payments on convertible notes			(1,811,460)
Net cash from financing activities	15,678,085	1,851,353	1,919,408
Net change in cash and restricted cash	5,195,161	783,950	1,801,230
Cash and restricted cash, beginning of year	2,585,180	1,801,230
Cash and restricted cash, end of year	7,780,341	2,585,180	1,801,230
Non-cash investing activities
Issuance of ordinary shares in MTS Merger	22,110,032
Issuance of ordinary shares in FourCubed Acquisition	1,606,202
Consideration due for FourCubed Acquisition	691,523
Non-cash financing activities
Series A preferred stock discount accretion	373,560	13,321
Series A preferred stock dividend accretion	91,192	3,507
Dividends on Series A preferred stock in ordinary shares	94,700
Issuance of Series A-1 preferred stock in exchange for Series A preferred stock	1,729,101
Issuance of Series A-1 preferred stock in exchange for commitment fee	4,766,727
Issuance of Series B preferred stock in exchange for commitment fee	25,111,479
Dividends on Series B preferred stock in Series A-1 preferred stock	315,632
Conversion of Series A-1 preferred stock into ordinary shares	6,495,828
Conversion of Series B preferred stock into ordinary shares	24,262,771
Ordinary shares issued on subscription		5,266
Conversion of convertible notes into common stock			71,040
Common stock issued on subscription			$ 130,532